Fair Values of Derivative Financial Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 339,320	¥ 227,704
Counterparty netting	(117,794)	(85,331)
Collateral received	(76,891)	(78,554)
Carrying value of derivative assets	144,635	63,819
Total derivative liabilities	(360,731)	(175,645)
Counterparty netting	117,794	85,331
Collateral posted	213,937	61,680
Carrying value of derivative liabilities	(29,000)	(28,634)
Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	300,319	182,826
Derivative liabilities	(348,229)	(164,730)
Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	57,915	23,182
Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	242,404	159,644
Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(94,801)	(32,569)
Interest rate and currency swap agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(253,428)	(132,161)
Foreign exchange forward and option contracts
Derivatives, Fair Value [Line Items]
Derivative assets	35,594	7,052
Derivative liabilities	(7,308)	(9,473)
Foreign exchange forward and option contracts | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	35,594	7,052
Foreign exchange forward and option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(7,307)	(9,468)
Foreign exchange forward and option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(1)	(5)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	3,407	37,826
Derivative liabilities	(5,194)	(1,442)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	527	1,254
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	2,880	36,572
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(4,793)	¥ (1,442)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	¥ (401)